LEASES - Narrative (Details) $ in Thousands		12 Months Ended
	Nov. 12, 2024 USD ($) contract	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	May 31, 2019 USD ($)	Sep. 30, 2017 USD ($)
Leases [Abstract]
Lease agreement term (in years)					7 years
Lease extension term (in years)	3 years				5 years
Initial base rent per month				$ 30	$ 100
Annual escalations (as a percent)				2.00%	2.00%
Operating lease expense	$ 200	$ 3,400	$ 3,700
Payments included in measurement of lease liability		$ 1,700	$ 2,200
Remaining term of operating lease (in years)		3 years 6 months	1 year 6 months
Weighted-average discount rate (as a percent)		10.20%	8.20%
Lessee, operating lease, number of contracts | contract	2
Operating lease, annual escalations percentage	3.00%
Operating lease, contract abatement period	4 months
Operating lease, abatement period amount	$ 200
Remeasurement of operating lease liability and right-of-use asset in connection with 2024 Lease Agreement	$ 6,300	$ 6,283	$ 0
Operating lease, discount rate		10.20%